Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

DWS Global Income Builder Fund

Thomas M. Farina and Scott Agi have been added as portfolio managers of the fund and, together with Darwei Kung, Di Kumble and Dokyoung Lee, are responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS Global Income Builder Fund in “Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Thomas M. Farina and Scott Agi is provided as of March 31, 2019, and the information for Darwei Kung, Di Kumble and Dokyoung Lee is provided as of the fund’s most recent fiscal year end.

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Darwei Kung	$10,001 - $50,000	$100,001 - $500,000
Di Kumble	$0	$50,001 - $100,000
Thomas M. Farina	$0	$100,001 - $500,000
Dokyoung Lee	$0	$0
Scott Agi	$0	$1 - $10,000

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Darwei Kung	6	$3,666,269,753	0	$0
Di Kumble	8	$6,775,595,016	0	$0
Thomas M. Farina	2	$351,050,424	0	$0
Dokyoung Lee	0	$0	0	$0
Scott Agi	2	$1,577,880,497	0	$0

May 21, 2019

SAISTKR-23

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Darwei Kung	3	$27,653,759	0	$0
Di Kumble	0	$0	0	$0
Thomas M. Farina	2	$49,640,288	0	$0
Dokyoung Lee	0	$0	0	$0
Scott Agi	0	$0	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Darwei Kung	2	$245,968,158	0	$0
Di Kumble	17	$4,569,882,760	0	$0
Thomas M. Farina	45	$15,824,288,703	0	$0
Dokyoung Lee	0	$0	0	$0
Scott Agi	29	$5,630,564,251	0	$0

Please Retain This Supplement for Future Reference

May 21, 2019

SAISTKR-23